Subsequent events	3 Months Ended
Mar. 31, 2026
Subsequent Events [abstract]
Subsequent events
23.	Subsequent events

●	Subsequent to March 31, 2026, the Company successfully sold an aggregate of $1,424,482 in gross proceeds under its at-the-market offering agreement with Rodman and Renshaw LLC, as sales agent.

●	On April 16, 2026, the Company issued 94,408 Class B Subordinate Voting Shares to one investor, upon the conversion of a convertible debenture, pursuant to the March 2026 Debenture Units

●	On April 28, 2026, the Company issued 84,702 Class B Subordinate Voting Shares to one investor, upon the conversion of a convertible debenture, pursuant to the March 2026 Debenture Units.